Aug. 31, 2020

Supplement dated January 28, 2021 to the Wilmington Funds Prospectus dated August 31, 2020

(the “Prospectus”)

Effective January 31, 2021, the information in the Prospectus with respect to the Wilmington Large-Cap Strategy Fund, Wilmington International Fund, Wilmington Global Alpha Equities Fund, Wilmington Real Asset Fund, Wilmington Diversified Income Fund, Wilmington Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Short-Term Bond Fund, Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund (the “Wilmington Non-Money Market Funds”) will be amended as follows:

Annual Fund Operating Expenses

1.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 1 of the Prospectus, with respect to the Wilmington Large-Cap Strategy Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers and/or Expense Reimbursements(1)	(0.36)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.25%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares will not exceed 0.25%, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$26	$159	$305	$728

2.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 4 of the Prospectus, with respect to the Wilmington International Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.43%	0.18%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.51%	1.01%
Fee Waivers and/or Expense Reimbursements(1)	(0.40)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.11%	0.86%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 1.10% and 0.85%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$657	$964	$1,293	$2,220
Class I	$88	$307	$543	$1,223

3.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 8 of the Prospectus, with respect to the Wilmington Global Alpha Equities Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.54%	0.29%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.30%	1.80%
Fee Waivers and/or Expense Reimbursements(1)	(0.80)%	(0.55)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	1.50%	1.25%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 1.49% and 1.24%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,156	$1,644	$2,982
Class I	$127	$513	$924	$2,071

4.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 13 of the Prospectus, with respect to the Wilmington Real Asset Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.52%	0.27%
Acquired Fund Fees and Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	1.42%	0.92%
Fee Waivers and/or Expense Reimbursements(1)	(0.34)%	(0.09)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	1.08%	0.83%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.96% and 0.71%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$654	$943	$1,253	$2,131
Class I	$85	$284	$500	$1,123

5.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 20 of the Prospectus, with respect to the Wilmington Diversified Income Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	1.03%	0.78%
Acquired Fund Fees and Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	1.83%	1.33%
Fee Waivers and/or Expense Reimbursements(1)	(1.08)%	(0.83)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.75%	0.50%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.60% and 0.35%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$622	$994	$1,391	$2,496
Class I	$51	$339	$649	$1,529

6.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 26 of the Prospectus, with respect to the Wilmington Intermediate-Term Bond Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.70%	0.45%
Total Annual Fund Operating Expenses	1.40%	0.90%
Fee Waivers and/or Expense Reimbursements(1)	(0.56)%	(0.41)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.84%	0.49%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.84% and 0.49%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$532	$821	$1,130	$2,008
Class I	$50	$246	$458	$1,070

7.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 30 of the Prospectus, with respect to the Wilmington Broad Market Bond Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.37%	0.12%
Total Annual Fund Operating Expenses	1.07%	0.57%
Fee Waivers and/or Expense Reimbursements(1)	(0.29)%	(0.14)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.78%	0.43%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.78% and 0.43%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$526	$748	$987	$1,672
Class I	$44	$169	$304	$700

8.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 34 of the Prospectus, with respect to the Wilmington Short-Term Bond Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.78%	0.53%
Total Annual Fund Operating Expenses	1.43%	0.93%
Fee Waivers and/or Expense Reimbursements(1)	(0.70)%	(0.45)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.73%	0.48%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.73% and 0.48%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$248	$552	$877	$1,799
Class I	$49	$251	$471	$1,102

9.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 38 of the Prospectus, with respect to the Wilmington Municipal Bond Fund :

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.39%	0.14%
0.01%Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.10%	0.60%
Fee Waivers and/or Expense Reimbursements(1)	(0.35)%	(0.10)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.75%	0.50%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.74% and 0.49%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$523	$751	$997	$1,700
Class I	$51	$182	$325	$740

10.	The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 42 of the Prospectus, with respect to the Wilmington New York Municipal Bond Fund :

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.64%	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.35%	0.85%
Fee Waivers and/or Expense Reimbursements(1)	(0.52)%	(0.27)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.83%	0.58%

(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.82% and 0.57%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$531	$809	$1,109	$1,958
Class I	$59	$244	$445	$1,024